Commitments and Contingencies Schedule of Future Minimum Commitment Payments (Details) $ in Millions	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 18.4
Operating Leases, Future Minimum Payments, Due in Two Years	15.3
Operating Leases, Future Minimum Payments, Due in Three Years	11.7
Operating Leases, Future Minimum Payments, Due in Four Years	7.5
Operating Leases, Future Minimum Payments, Due in Five Years	5.1
Operating Leases, Future Minimum Payments, Due Thereafter	8.2
Operating Leases, Future Minimum Payments Due	66.2
Purchase Obligation, Due in Next Twelve Months	0.4
Purchase Obligation, Due in Second Year	0.4
Purchase Obligation, Due in Third Year	0.4
Purchase Obligation, Due in Fourth Year	0.4
Purchase Obligation, Thereafter	8.2
Purchase Obligation	10.2
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	$ 5.2